UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Regional Bank Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Bonds 0.29%				$1,938,500
(Cost $3,721,566)

Regional Banks 0.29%				1,938,500
CBG Florida REIT Corp.,
(7.114% to 5-15-12 then variable) (S)	7.114%	05/29/49	3,900,000	39,000
Webster Capital Trust IV
(7.650% to 6-15-17 then variable)	7.650	06/15/37	3,275,000	1,899,500

			Shares	Value

Common stocks 90.19%				$596,470,851
(Cost $414,868,153)

Asset Management & Custody Banks 8.43%				55,728,797
Bank of New York Mellon Corp.			849,327	23,220,600
Northern Trust Corp.			176,543	10,559,037
State Street Corp.			436,365	21,949,160

Diversified Banks 8.90%				58,858,632
Comerica, Inc.			171,939	4,099,026
U.S. Bancorp.			1,464,308	29,886,526
Wells Fargo & Co.			1,016,888	24,873,080

Diversified Financial Services 11.48%				75,917,154
Bank of America Corp.			2,734,487	40,443,063
JPMorgan Chase & Co.			917,829	35,474,091

Regional Banks 54.96%				363,494,236
Bank of Marin Bancorp			30,603	975,470
BB&T Corp.			827,597	18,934,847
Bryn Mawr Bank Corp.			383,918	7,036,777
Centerstate Banks, Inc.			498,338	3,483,215
City Holding Co.			85,359	2,749,494
CoBiz Financial, Inc.			802,259	3,618,075
Commerce Bancshares, Inc.			539,055	19,760,839
Cullen/Frost Bankers, Inc.			584,287	28,062,104
CVB Financial Corp.			398,902	3,007,540
F.N.B. Corp.			1,954,156	15,164,057
Fifth Third Bancorp			454,007	4,312,839
First Horizon National Corp. (I)			129,307	1,657,408
Hancock Holding Co.			465,762	18,811,158
Huntington Bancshares, Inc.			642,108	2,626,119
IBERIABANK Corp.			255,428	11,963,123
Independent Bank Corp.			661,894	14,117,666
Investors Bancorp, Inc. (I)			93,419	923,677
KeyCorp			1,692,052	9,779,916
M&T Bank Corp.			437,687	25,524,506
MB Financial, Inc.			331,024	4,551,250
Pacific Continental Corp.			480,556	5,107,800
Pinnacle Financial Partners, Inc. (I)			364,854	5,691,348
PNC Financial Services Group, Inc.			615,399	22,559,611
Prosperity Bancshares, Inc.			39,294	1,315,938
Regions Financial Corp.			1,981,507	8,758,150
S.Y. Bancorp, Inc.			59,101	1,452,113
SCBT Financial Corp.			154,142	3,959,291

John Hancock Regional Bank Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Regional Banks (continued)
Signature Bank (I)	727,821	21,455,426
Smithtown Bancorp., Inc.	166,455	1,923,942
South Financial Group Inc.	2,982,581	4,801,915
Southcoast Financial Corp. (I)	138,244	717,362
SunTrust Banks, Inc.	473,655	9,235,805
SVB Financial Group (I)	656,093	23,126,397
Synovus Financial Corp.	675,703	2,371,630
TCF Financial Corp.	1,004,356	14,201,240
Texas Capital Bancshares, Inc. (I)	256,636	4,262,325
TriCo Bancshares	377,740	6,281,417
Washington Trust Bancorp, Inc.	401,914	7,298,322
Westamerica Bancorp	258,138	13,489,038
Zions Bancorp	620,429	8,425,086

Thrifts & Mortgage Finance 6.42%		42,472,032
Beneficial Mutual Bancorp, Inc. (I)	14,904	133,093
Berkshire Hills Bancorp, Inc.	386,034	8,824,737
Dime Community Bancshares, Inc.	265,847	3,200,798
ESSA Bancorp, Inc.	147,970	1,993,156
Flushing Financial Corp.	260,490	2,763,799
Northwest Bancorp, Inc.	192,356	3,941,374
Parkvale Financial Corp.	33,000	287,100
People's United Financial, Inc.	1,121,135	18,218,444
WSFS Financial Corp.	115,725	3,109,531

	Shares	Value

Preferred Stocks 3.90%		$25,808,690
(Cost $16,233,332)

Diversified Banks 0.16%		1,045,298
Wells Fargo & Co., 8.000%	43,645	1,045,298

Diversified Financial Services 3.17%		20,958,279
Bank of America Corp., 8.200%	375,027	8,133,746
Bank of America Corp., 8.625%	381,664	8,666,862
East West Bancorp Inc., 8.000%, Series A	2,274	1,574,373
Keycorp , 7.750%, Series A	25,200	2,020,000
Regions Financial Corp. , 10.000%, Series B	732	563,298

Regional Banks 0.57%		3,805,113
Fifth Third Capital Trust V, 7.250%	64,081	1,266,881
Fifth Third Capital Trust VI, 7.250%	64,075	1,264,841
Fifth Third Capital Trust VII, 8.875%	12,004	276,932
Keycorp Capital VIII , 7.000%	32,194	640,661
Keycorp Capital X , 8.000%	17,032	355,798

Convertible Preferred Stocks 1.64%		$10,844,961
(Cost $12,127,105)

Regional Banks 1.64%		10,844,961
Huntington Bancshares, Inc. , 8.500%	10,283	7,657,491
South Financial Group, Inc., Series ND-V, 10.000%	1,269	376,332
South Financial Group, Inc., Series NDNV, 10.000%	4,800	1,251,138
Webster Financial Corp. , 8.500%	1,750	1,560,000

John Hancock Regional Bank Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Short-term investments 3.15%				$20,799,896
(Cost $20,799,896)

U.S. Government Agency 3.15%				20,799,896
Federal Home Loan Bank,
Discount Note	0.090%	08/03/09	20,800,000	20,799,896

Total investments (Cost $467,750,052)† 99.17%			$655,862,898

Other assets and liabilities, net 0.83%				$5,493,794

Total net assets 100.00%			$661,356,692

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $467,899,762. Net unrealized appreciation aggregated $187,963,136 of which $239,578,943 related to appreciated investment securities and $51,615,807 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

4

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Financials	$628,362,659	$ 6,324,011	$376,332	$635,063,002
Short-term Investments	-	20,799,896	-	20,799,896
Total Investments in Securities	$628,362,659	$27,123,907	$376,332	$655,862,898

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Financials
Balance as of 10/31/08	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in Unrealized appreciation (depreciation)	($1,142,668)
Net purchases (sales)	-
Transfers in and/or out of Level 3	1,519,000
Balance as of 7/31/09	$376,332

Risks and Uncertainties

Sector risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

5

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q3 7/09
9/09

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Common stocks 97.33%		$341,137,741
(Cost $305,875,398)

Aerospace & Defense 1.84%		6,439,813
Aerovironment, Inc. (I)	226,435	6,439,813

Air Freight & Logistics 1.19%		4,166,352
Hub Group, Inc. (Class A) (I)	193,874	4,166,352

Airlines 2.73%		9,582,385
Allegiant Travel Co. (I) (L)	62,210	2,694,315
Copa Holdings SA (Class A)	169,908	6,888,070

Apparel Retail 0.72%		2,515,237
DSW Inc. (Class A) (I) (L)	186,452	2,515,237

Application Software 5.54%		19,412,186
Concur Technologies, Inc. (I) (L)	271,852	9,376,175
Monotype Imaging Holdings, Inc. (I)	576,966	4,200,312
Ultimate Software Group, Inc. (I)	227,957	5,835,699

Asset Management & Custody Banks 0.77%		2,695,689
Eaton Vance Corp.	94,189	2,695,689

Automotive Retail 1.88%		6,587,461
Carmax, Inc. (I) (L)	304,187	4,906,536
O'Reilly Automotive, Inc. (I)	41,341	1,680,925

Biotechnology 6.95%		24,347,456
Alexion Pharmaceuticals, Inc. (I)	97,909	4,312,891
BioMarin Pharmaceutical, Inc. (I) (L)	263,476	4,323,641
Isis Pharmaceuticals, Inc. (I) (L)	125,412	2,292,531
Onyx Pharmaceuticals, Inc. (I)	89,423	3,212,074
OSI Pharmaceuticals, Inc. (I)	105,910	3,578,699
Regeneron Pharmaceuticals, Inc. (I)	87,510	1,876,214
United Therapeutics Corp. (I)	51,300	4,751,406

Casinos & Gaming 5.43%		19,048,713
Bally Technologies, Inc. (I)	229,084	8,295,132
Penn National Gaming, Inc. (I)	200,484	6,357,348
Pinnacle Entertainment, Inc. (I)	195,200	1,957,856
WMS Industries, Inc. (I)	67,433	2,438,377

Communications Equipment 2.04%		7,147,307
Anaren Incanaren Inc (I)	87,824	1,579,076
Comtech Telecommunications Corp. (I)	174,717	5,568,231

Computer Hardware 0.08%		284,008
3PAR, Inc. (I)	29,615	284,008

Construction & Farm Machinery & Heavy Trucks 0.83%		2,907,944
Force Protection, Inc. (I)	150,271	776,901
Force Protection, Inc. (I)	412,194	2,131,043

Data Processing & Outsourced Services 1.63%		5,703,923
Euronet Worldwide, Inc. (I)	271,099	5,703,923

Diversified Chemicals 1.66%		5,827,820
LSB Industries, Inc. (I)	328,143	5,827,820

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Diversified Metals & Mining 2.03%		7,105,598
Thompson Creek Metals Company, Inc.	273,576	3,992,216
Walter Energy, Inc.	63,075	3,113,382

Education Services 0.95%		3,337,902
American Public Education, Inc. (I)	94,371	3,337,902

Electrical Components & Equipment 0.52%		1,810,715
Fushi Copperweld, Inc. (I)	205,064	1,810,715

Health Care Equipment 8.94%		31,319,349
Conceptus, Inc. (I)	194,104	3,259,006
Electro-Optical Sciences, Inc. (I) (L)	367,456	2,638,334
Micrus Endovascular Corp. (I)	386,798	3,485,050
NuVasive, Inc. (I) (L)	146,383	6,058,792
Quidel Corp. (I)	111,882	1,670,398
ResMed, Inc. (I)	81,167	3,327,847
SenoRx, Inc. (I)	418,206	1,626,821
Somanetics Corp. (I)	134,087	1,881,241
SonoSite, Inc. (I)	109,170	2,573,137
Thoratec Corp. (I)	190,880	4,798,723

Health Care Facilities 1.30%		4,565,623
Psychiatric Solutions, Inc. (I)	168,972	4,565,623

Health Care Supplies 1.53%		5,363,047
Align Technology, Inc. (I)	218,991	2,389,192
RTI Biologics, Inc. (I)	671,299	2,973,855

Health Care Technology 1.05%		3,674,422
athenahealth, Inc. (I)	99,470	3,674,422

Home Entertainment Software 0.40%		1,398,154
Changyou.com, Ltd., ADR (I) (L)	38,045	1,398,154

Household Appliances 1.53%		5,371,036
iRobot Corp. (I)	479,129	5,371,036

Industrial Machinery 0.62%		2,184,584
Flow International Corp. (I)	1,092,292	2,184,584

Integrated Oil & Gas 0.92%		3,210,748
InterOil Corp. (I) (L)	113,454	3,210,748

Internet Retail 0.55%		1,941,660
Blue Nile Inc. (I) (L)	42,000	1,941,660

Internet Software & Services 7.92%		27,755,371
Constant Contact, Inc. (I) (L)	423,386	9,572,757
NetEase.com, Inc., ADR (I) (L)	66,320	2,922,059
Omniture, Inc. (I)	396,656	5,426,254
The Knot, Inc. (I) (L)	111,678	976,066
VistaPrint Ltd. (I) (L)	139,955	5,773,144
Vocus, Inc. (I)	183,418	3,085,091

Investment Banking & Brokerage 3.07%		10,751,597
Evercore Partners, Inc. (Class A)	224,913	4,424,039
Greenhill & Co., Inc. (L)	84,009	6,327,558

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

IT Consulting & Other Services 1.01%		3,530,747
Telvent GIT SA	147,730	3,530,747

Life Sciences Tools & Services 1.74%		6,111,505
AMAG Pharmaceuticals, Inc. (I)	134,585	6,111,505

Movies & Entertainment 2.75%		9,625,680
Imax Corp. (I)	1,069,520	9,625,680

Oil & Gas Equipment & Services 0.66%		2,309,668
Dril-Quip, Inc. (I)	54,615	2,309,668

Oil & Gas Exploration & Production 3.22%		11,301,369
Comstock Resources, Inc. (I)	72,247	2,781,510
Goodrich Petroleum Corp. (I)	91,415	2,344,795
Rex Energy Corp. (I)	414,285	2,452,567
SandRidge Energy, Inc. (I) (L)	398,128	3,722,497

Packaged Foods & Meats 0.75%		2,640,688
Smart Balance, Inc. (I)	430,781	2,640,688

Pharmaceuticals 1.55%		5,447,184
BioForm Medical, Inc. (I) (L)	712,764	1,789,038
Inspire Pharmaceuticals, Inc. (I)	752,705	3,658,146

Property & Casualty Insurance 1.01%		3,528,836
Assured Guaranty, Ltd. (L)	252,601	3,528,836

Railroads 1.60%		5,617,865
Genesee & Wyoming, Inc. (Class A) (I)	205,858	5,617,865

Regional Banks 3.08%		10,776,810
Glacier Bancorp, Inc. (L)	124,691	1,941,439
IBERIABANK Corp.	116,331	5,448,944
Signature Bank (I)	114,872	3,386,427

Research & Consulting Services 1.58%		5,547,832
FTI Consulting, Inc. (I)	101,926	5,547,832

Restaurants 1.61%		5,649,644
Red Robin Gourmet Burgers, Inc. (I) (L)	141,156	2,642,440
Texas Roadhouse, Inc., (Class A) (I)	270,189	3,007,204

Security & Alarm Services 1.16%		4,081,489
Corrections Corp. of America (I)	236,471	4,081,489

Semiconductor Equipment 0.92%		3,218,164
Advanced Energy Industries Incadvanced Energy Industries (I)	117,355	1,411,781
Varian Semiconductor Equipment Associates, Inc. (I) (L)	56,379	1,806,383

Semiconductors 6.10%		21,388,276
Fairchild Semiconductor International, Inc. (I)	550,821	4,863,749
Netlogic Microsystems, Inc. (I) (L)	202,595	8,051,125
Silicon Laboratories, Inc. (I)	197,838	8,473,402

Specialty Chemicals 0.54%		1,898,516
Rockwood Holdings, Inc. (I)	105,944	1,898,516

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

			Shares	Value
Steel 2.08%				7,288,023
Commercial Metals Co.			211,332	3,495,431
Labrador Iron Ore Royalty			107,515	3,792,592

Systems Software 1.35%				4,719,345
NetSuite, Inc. (I) (L)			388,104	4,719,345

Warrants 0.01%				$51,359
(Cost $0)

Health Care Equipment 0.01%				51,359
Electro-optical Sciences, Inc., (Expiration date 10/31/2011; strike price $6.70) (I)			26,639	51,359

Internet Software & Services 0.00%				0
Access Integrated Technologies, Inc., (Expiration date 7/19/2010; strike price $11.00)
(I)			75,000	—

Short-term investments 23.35%				$81,850,783
(Cost $81,819,351)
		Rate	Shares	Value

Cash Equivalents 20.01%				70,150,841
John Hancock Collateral Investment Trust (T) (W)		0.4185% (Y)	7,007,376	70,150,841

		Maturity	Par value
	Rate	date		Value

U.S. Government Agency 3.34%				11,699,942
Federal Home Loan Bank,
Discount Note	0.090%	08/03/09	11,700,000	11,699,942

Total investments (Cost $387,694,749)† 120.69%				$423,039,883

Other assets and liabilities, net (20.69%)				($72,524,888)

Total net assets 100.00%				$350,514,995

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

(Y) The rate shown is the annualized seven-day yield as of July 31, 2009.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $44,174,533. Net unrealized appreciation aggregated $6,926,537, of which $10,023,403 related to appreciated investment securities and $3,096,866 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

5

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, by major security category or security type.

Investments in
Securities	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$54,077,333	-	-	$54,077,333
Consumer Staples	2,640,688	-	-	2,640,688
Energy	19,935,167	-	-	19,935,167
Financials	27,752,932	-	-	27,752,932
Health Care	80,828,586	-	-	80,828,586
Industrials	42,338,979	-	-	42,338,979
Information Technology	94,557,481	$51,359	-	94,608,840
Materials	19,006,575	-	-	19,006,575
Short-term Investments	70,150,841	11,699,942	-	81,850,783
Total Investments in
Securities	$411,288,582	$11,751,301	-	$423,039,883

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Corporate Bonds
Balance as of October 31, 2008	$2,223,760
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1,626,240
Net purchases (sales)	(3,850,000)
Transfers in and/or out of level 3	-
Balance as of July 31, 2009	-

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the

6

borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Risks and Uncertainties

Sector risk
The Fund may focus its investments in a particular industry, sector of the economy or invest in a limited number of companies. The focus is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, technology companies can be hurt by economic declines, regulatory, market and other factors. Accordingly, this may make the Fund’s value more volatile and investment values may rise and fall more rapidly than a fund that is less focused.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers

Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q3 7/09
9/09

John Hancock

MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Financial Industries Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

			Shares	Value

Bonds 0.17%				$541,998
(Cost $458,752)
		Maturity
	Rate	date	Par value	Value

Asset Management & Custody Banks 0.17%				541,998
Allied Capital Corp.,
Sr Note	6.625%	07/15/11	1,000,000	541,998

			Shares	Value

Common stocks 92.09%				$288,117,409
(Cost $290,207,327)

Aerospace & Defense 0.26%				799,740
AerCap Holdings NV (I)			104,678	799,740

Asset Management & Custody Banks 14.06%				43,997,025
Ameriprise Financial, Inc.			85,860	2,386,908
Bank of New York Mellon Corp.			364,591	9,967,918
BlackRock, Inc.			47,353	9,022,641
Invesco, Ltd.			99,829	1,971,623
Northern Trust Corp.			29,149	1,743,402
Prospect Capital Corp.			100,000	1,000,000
State Street Corp.			191,350	9,624,905
T. Rowe Price Group Inc.			177,256	8,279,628

Consumer Finance 1.44%				4,505,110
Discover Financial Services			379,218	4,505,110

Data Processing & Outsourced Services 0.19%				604,422
Companhia Brasileira de Meios de Pagamento			63,000	604,422

Diversified Banks 6.16%				19,256,179
U.S. Bancorp.			526,912	10,754,274
Wells Fargo & Co.			347,584	8,501,905

Diversified Financial Services 10.35%				32,369,017
Bank of America Corp.			1,239,065	18,325,771
JPMorgan Chase & Co.			363,344	14,043,246

Diversified REIT's 0.84%				2,615,204
H&R Real Estate Investment Trust			80,000	945,370
Vornado Realty Trust			32,729	1,669,834

Industrial REIT's 0.54%				1,678,741
ProLogis Co.			190,983	1,678,741

Insurance Brokers 5.08%				15,890,122
AON Corp.			232,007	9,152,676
Willis Group Holdings Ltd.			270,363	6,737,446

Investment Banking & Brokerage 15.94%				49,874,948
Charles Schwab Corp.			712,212	12,727,228
E*TRADE Financial Corp. (I)			1,025,000	1,537,500
Goldman Sachs Group, Inc.			66,943	10,931,792
KBW, Inc. (I)			180,822	5,278,194
Lazard, Ltd. (Class A)			364,481	13,482,152
Morgan Stanley			207,652	5,918,082

John Hancock Financial Industries Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Life & Health Insurance 5.30%		16,590,089
MetLife, Inc.	232,982	7,909,739
Principal Financial Group, Inc.	156,401	3,706,704
Prudential Financial, Inc.	112,348	4,973,646

Mortgage REIT's 1.00%		3,137,598
Chimera Investment Corp.	266,164	952,867
Redwood Trust Incredwood Trust, Inc.	134,445	2,184,731

Multi-Line Insurance 0.66%		2,071,177
HCC Insurance Holdings, Inc.	82,517	2,071,177

Office REIT's 0.36%		1,125,838
Brandywine Realty Trust	137,633	1,125,838

Property & Casualty Insurance 9.90%		30,981,337
ACE, Ltd.	234,666	11,512,714
Assured Guaranty, Ltd.	106,350	1,485,708
Berkshire Hathaway, Inc. (Class A) (I)	148	14,356,000
Progressive Corp. (I)	232,793	3,626,915

Regional Banks 10.77%		33,697,565
BB&T Corp.	140,163	3,206,929
Fifth Third Bancorp	193,436	1,837,642
First Horizon National Corp. (I)	61,577	789,417
Huntington Bancshares, Inc.	306,942	1,255,393
IBERIABANK Corp.	28,163	1,319,155
KeyCorp	540,814	3,125,905
PNC Financial Services Group, Inc.	170,526	6,251,483
Regions Financial Corp.	939,825	4,154,026
Signature Bank (I)	339,187	9,999,233
SunTrust Banks, Inc.	36,036	702,702
SVB Financial Group (I)	17,954	632,879
Synovus Financial Corp.	120,456	422,801

Reinsurance 5.46%		17,083,211
PartnerRe, Ltd.	155,635	10,675,005
Platinum Underwriters Holdings, Ltd.	157,836	5,326,965
Reinsurance Group of America, Inc.	7,244	300,626
Transatlantic Holdings, Inc.	16,500	780,615

Residential REIT's 0.54%		1,692,211
American Campus Communities, Inc.	73,799	1,692,211

Retail REIT's 1.50%		4,704,941
Simon Property Group, Inc.	84,439	4,704,941

Specialized Finance 1.19%		3,734,523
Fifth Street Finance Corp.	102,500	1,060,875
Interactive Brokers Group, Inc. (Class A) (I)	142,291	2,673,648

Thrifts & Mortgage Finance 0.55%		1,708,411
People's United Financial, Inc.	105,133	1,708,411

John Hancock Financial Industries Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

			Shares	Value

Preferred Stocks 3.31%				$10,362,389
(Cost $6,287,334)

Diversified Financial Services 2.34%				7,311,859
Bank of America Corp., 8.625%			166,006	3,771,656
Bank of America Corp., 8.200%			163,143	3,540,203

Regional Banks 0.58%				1,817,500
Fifth Third Capital Trust V , 7.250%			30,373	600,474
Fifth Third Capital Trust VI, 7.250%			30,383	599,760
Fifth Third Capital Trust VII, 8.875%			5,197	119,895
Keycorp Capital VIII, 7.000%			14,757	293,664
Keycorp Capital X, 8.000%			7,807	163,088
Keycorp, Series A, 7.750%			12,500	1,010,000
Regions Financial Corp., Series B, 10.000%			249	263,649

Convertible Preferred Stocks 0.58%				$1,817,500
(Cost $1,232,812)

Regional Banks 0.58%				1,817,500
Huntington Bancshares, Inc., 8.500%			2,500	1,817,500

			Shares	Value

Short-term investments 2.17%				$6,799,966
(Cost $6,799,966)
		Maturity
	Rate	date	Par value	Value
U.S. Government Agency 2.17%				6,799,966
Federal Home Loan Bank,
Discount Note	0.090%	08/03/09	6,800,000	6,799,966

Total investments (Cost $304,986,191)† 98.32%				$307,639,262

Other assets and liabilities, net 1.68%				$5,242,523

Total net assets 100.00%				$312,881,785

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

REIT Real Estate Investment Trust

(I) Non-income producing security.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $310,356,401. Net unrealized depreciation aggregated $2,717,139, of which $30,852,772 related to appreciated investment securities and $33,569,911 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs

4

reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009, by major security category or security type.

Investments in
Securities	Level 1	Level 2	Level 3	Totals
Equity Securities
Financials	$298,893,136	-	-	$298,893,136
Industrials	799,740	-	-	799,740
Information Technology	604,422	-	-	604,422
Fixed Income Securities
Corporate Bonds	-	541,998	-	541,998
Short-term Investments	-	6,799,966	-	6,799,966
Totals Investments in
Securities	$300,297,298	$7,341,964	-	$307,639,262

Risk and uncertainties

Sector risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

5

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q3 7/09
9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 15, 2009